Note 13 - Stockholders' Equity (Tables)	12 Months Ended
Sep. 30, 2016
Notes Tables
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
		Shares	Weighted Average Grant Due Fair Value *
Non-vested restricted stock units at October 1, 2014	**	62,124	$253,000

Vested		(55,670)	199,000
Forfeited		(2,120)	5,000
Non-Vested restricted stock units at September 30, 2015	**	4,334	9,000

Vested		(4,334)	9,000
Non-vested restricted stock units at September 30, 2016		-	$-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Exercise Price Per Share	Weighted Average Grant-Date Fair Value Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2014	1,224,000	$6.40	$1.70	4.69	$104,000
Granted	180,000	5.50	2.14	7.73
Forfeited or expired	(34,000)	5.00	2.30
Outstanding at September 30, 2015	1,370,000	6.34	1.80	4.12
Forfeited or expired	(148,500)	4.93	6.48
Outstanding at September 30, 2016	1,221,500	6.51	1.22	3.31
Vested and exercisable at September 30, 2016	1,221,500	$6.51	$1.22	3.31	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2015
Dividend yield	0.00%
Expected volatility	87.16%
Risk-free interest rate	1.29%
Expected life (in years)	4.50

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term
Outstanding at September 30, 2014	89,676	$5.00	1.73
Forfeited or expired	(45,089)	$5.00
Outstanding at September 30, 2015	44,587	$5.00	1.26
Forfeited or expired	(21,558)	$5.00
Outstanding and exercisable at September 30, 2016	23,029	$5.00	0.75